Filed electronically with the Securities and
                      Exchange Commission on May 18, 1999
                                                            File No. 33-34645
                                                            File No. 811-6103

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /   /

                         Pre-Effective Amendment No. __                    /   /
                         Post-Effective Amendment No. 11                   / X /
                                                      --
                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    /   /

         Amendment No.  13                                                 / X /
                        --

                              INVESTORS CASH TRUST
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

                 Philip J. Collora, Vice President and Secretary
                              Investors Cash Trust
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                     --------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/   /    Immediately upon filing pursuant to paragraph (b)
/   /    60 days after filing pursuant to paragraph (a) (1)
/   /    75 days after filing pursuant to paragraph (a) (2)
/   /    On __________________ pursuant to paragraph (b)
/ X /    On August 1, 1999 pursuant to paragraph (a) (1)
/   /    On __________________ pursuant to paragraph (a) (2) of Rule 485.

         If Appropriate, check the following box:
/   /    This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                              INVESTORS CASH TRUST

                         Government Securities Portfolio

                               Treasury Portfolio




                                 Part C - Page 1

August 1, 1999

Prospectus

Mutual funds:
o   are not FDIC-insured
o   have no bank guarantees
o   may lose value










                                                            Investors Cash Trust
                                                 Government Securities Portfolio
                                                              Treasury Portfolio

    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Money Market Investing.........................................................3
INVESTMENT APPROACH............................................................3
PRINCIPAL RISK FACTORS.........................................................3
ABOUT THE PORTFOLIOS...........................................................4
Government Securities Portfolio................................................4
Treasury Portfolio.............................................................9
INVESTMENT RESTRICTIONS.......................................................14
Investment Manager............................................................15
Buying shares.................................................................18
Selling and exchanging shares.................................................18
Distributions.................................................................19
Transaction information.......................................................20

--------------------------------------------------------------------------------
                             MONEY MARKET INVESTING
--------------------------------------------------------------------------------

INVESTMENT APPROACH

The portfolios described in this prospectus seek to provide maximum current income consistent with the stability of capital. Each portfolio is managed to maintain a net asset value of $1.00 per share.

Each portfolio is designed primarily for state and local governments and related agencies, school districts, and other tax-exempt organizations to invest the proceeds of tax-exempt bonds and working capital.

PRINCIPAL RISK FACTORS

An investment in the portfolios is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although each portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each portfolio.

Because of their short maturities, liquidity and high quality, money market instruments, such as those in which the portfolios invest, are generally considered to be among the safest available.

As with most money market funds, the major factor affecting the portfolios' performance is short-term interest rates. If short-term interest rates fall, the portfolios' yields are also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. These portfolios may have lower returns than other portfolios that invest in lower-quality securities. It is also possible that securities in the portfolios' investment portfolio could be downgraded in credit rating or go into default.

ABOUT THE PORTFOLIOS
--------------------

--------------------------------------------------------------------------------
                         GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

Investment objective

The portfolio seeks to provide maximum current income consistent with stability of capital.

Included in the "Investment restrictions" section is a listing of those restrictions which cannot be changed without a vote of shareholders. Except as otherwise noted, the portfolio's investment objective and other policies may be changed by the portfolio's Board of Trustees, without a vote of shareholders.

Main investment strategies

The portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and certain repurchase agreements. All such securities purchased mature in 12 months or less.

Securities are purchased and sold based on the investment manager's perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.

Of course, there can be no guarantee that by following these investment strategies, the portfolio will achieve its objective.

Other investments

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations.

The portfolio may invest in repurchase agreements. The maturities of the securities subject to repurchase may be greater than 12 months.

Risk management strategies

The portfolio seeks to minimize credit risk by investing exclusively in short-term obligations issued or guaranteed by U.S. Government, its agencies or instrumentalities.

Main risks

The portfolio's principal risks are associated with fluctuations in short-term interest rates and the investment manager's skill in managing the portfolio. You will find a discussion of these risks under "Money Market Investing" at the front of this prospectus.

Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities have an additional line of credit with the U.S. Treasury. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

--------------------------------------------------------------------------------
                         GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

Past performance

The chart and table below provide some indication of the risks of investing in the portfolio by illustrating how the portfolio has performed from year to year. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                      BAR CHART




--------------------------------------------------------------------------------

For the period included in the bar chart, the portfolio's highest return for a calendar quarter was ___% (cite quarter), and the portfolio's lowest return for a calendar quarter was -___% (cite quarter).

The portfolio's year-to-date total return as of June 30, 1999 was ____%.

Average Annual Total Returns

 For periods ended                           Government
 December 31, 1998                      Securities Portfolio
 -----------------
 One Year                                      __.__%
 Five Years                                    __.__%
 Ten Years                                     __.__%
 Since Portfolio                               __.__%
 Inception*

*  Inception date for the portfolio is 9/27/90.

7-Day Yield
On December 31,                                __.__%
1998

--------------------------------------------------------------------------------
                         Government Securities Portfolio
--------------------------------------------------------------------------------

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the portfolio.

--------------------------------------------------------------------------------
 Shareholder Fees (fees paid directly from your investment):
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as % of        NONE
 offering price)
--------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as % of redemption         NONE
 proceeds)
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested                NONE
 dividends/distribution
--------------------------------------------------------------------------------
 Redemption fee (as % of amount redeemed, if applicable)          NONE
--------------------------------------------------------------------------------
 Exchange fee                                                     NONE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Annual portfolio operating expenses (expenses that are deducted from portfolio assets):
--------------------------------------------------------------------------------
 Management fee                                                   0.xx%
--------------------------------------------------------------------------------
 Distribution (12b-1) fees                                        NONE
--------------------------------------------------------------------------------
 Other expenses                                                   0.xx%
--------------------------------------------------------------------------------
 Total annual portfolio operating expenses                        0.xx%
--------------------------------------------------------------------------------
 Expense reimbursement                                            0.xx%
--------------------------------------------------------------------------------
 Net expenses                                                     0.xx%*
--------------------------------------------------------------------------------

*By contract, expenses will be capped at 0.25%.

Example

This example is to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions, the sale of shares at the end of each period, and "Total annual portfolio operating expenses" remaining the same each year except the first year. The first year of your investment will take into account the portfolio's "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual portfolio expenses and return vary from year to year, and may be higher or lower than those shown.

--------------------------------------------------------------------------------
One Year                                   $
--------------------------------------------------------------------------------
Three Years                                $
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Five Years                                 $
--------------------------------------------------------------------------------
Ten Years                                  $
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TREASURY PORTFOLIO
--------------------------------------------------------------------------------

Investment objective

The portfolio seeks to provide maximum current income consistent with stability of capital.

Included in the "Investment restrictions" section is a listing of those restrictions which cannot be changed without a vote of shareholders. Except as otherwise noted, the portfolio's investment objective and other policies may be changed by the portfolio's Board of Trustees, without a vote of shareholders.

Main investment strategies

The portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued by the U.S. Government, and certain repurchase agreements. All such securities purchased mature in 12 months or less. The payment of principal and interest on the securities in the portfolio's investment portfolio is backed by the full faith and credit of the U.S. Government.

Securities purchased and sold selected based on the investment manager's perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.

Of course, there can be no guarantee that by following these investment strategies, the portfolio will achieve its objective.

Other investments

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations.

The portfolio may invest in repurchase agreements. The maturities of the securities subject to repurchase may be greater than 12 months.

Risk management strategies

The portfolio seeks to minimize credit risk by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. Government.

Principal risks

The portfolio's principal risks are associated with fluctuations in short-term interest rates and the investment manager's skill in managing the portfolio. You will find a discussion of these risks under "Money Market Investing" at the front of this prospectus.

--------------------------------------------------------------------------------
                               TREASURY PORTFOLIO
--------------------------------------------------------------------------------

Past performance

The chart and table that follow illustrate the changes in the portfolio's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                      BAR CHART




--------------------------------------------------------------------------------

For the period included in the bar chart, the portfolio's highest return for a calendar quarter was xx% (the quarter of ), and the portfolio's lowest return for a calendar quarter was xx% (the quarter of ).

The portfolio's year-to-date total return as of June 30, 1999 was ____%.

Average Annual Total Returns

 For periods ended
 December 31, 1998                       Treasury Portfolio

 One Year                                      __.__%
 Five Years                                    __.__%
 Ten Years                                     __.__%

7-Day Yield
 On December 31,
 1998                                          __.__%

--------------------------------------------------------------------------------
                               TREASURY PORTFOLIO
--------------------------------------------------------------------------------

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the portfolio.

--------------------------------------------------------------------------------
 Shareholder Fees (fees paid directly from your investment):
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as % of        NONE
 offering price)
--------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as % of redemption         NONE
 proceeds)
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested                NONE
 dividends/distribution
--------------------------------------------------------------------------------
 Redemption fee (as % of amount redeemed, if applicable)          NONE
--------------------------------------------------------------------------------
 Exchange fee                                                     NONE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Annual portfolio operating expenses (expenses that are deducted from portfolio assets):
--------------------------------------------------------------------------------
 Management fee                                                   0.xx%
--------------------------------------------------------------------------------
 Distribution (12b-1) fees                                        NONE
--------------------------------------------------------------------------------
 Other expenses                                                   0.xx%
--------------------------------------------------------------------------------
 Total annual portfolio operating expenses                        0.xx%
--------------------------------------------------------------------------------
 Expense reimbursement                                            0.xx%
--------------------------------------------------------------------------------
 Net expenses                                                     0.xx%*
--------------------------------------------------------------------------------

*By contract, expenses will be capped at 0.25%.

Example

This example is to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions, the sale of shares at the end of each period, and "Total annual portfolio operating expenses" remaining the same each year except the first year. [The first year of your investment will take into account the portfolio's "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual portfolio expenses and return vary from year to year, and may be higher or lower than those shown.

--------------------------------------------------------------------------------
One Year                                   $
--------------------------------------------------------------------------------
Three Years                                $
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Five Years                                 $
--------------------------------------------------------------------------------
Ten Years                                  $
--------------------------------------------------------------------------------

Investment restrictions

Each portfolio has adopted the following fundamental investment restrictions which cannot be changed without shareholder approval.

Each portfolio may not:

1. borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

2.   issue senior  securities,  except as permitted under the Investment Company
     Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3. concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

4. engage in the business of underwriting securities issued by others, except to the extent that a Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

5. purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that a Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities;

6.   purchase   physical   commodities   or   contracts   relating  to  physical
     commodities; or

7. make loans, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The following policies are non-fundamental, and may be changed or eliminated for each Fund by its Board without a vote of the Fund's shareholders:

Each of the Government Securities Portfolio and the Treasury Portfolio may not:

1. make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions;

2.   write,   purchase,  or  sell  puts,  calls  or  combinations  thereof.

The Government Securities Portfolio may not:

1. purchase any securities other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements of such obligations, except in connection with a master/feeder fund structure. However, if the Fund implements a master/feeder fund structure, shareholder approval is required.

The Treasury Portfolio may not:

1. purchase any securities other than obligations issued by the U.S. Government and repurchase agreements of such obligations, except in connection  with a  master/feeder  fund  structure.  However,  if the  Fund
     implements  a  master/feeder  fund  structure,   shareholder   approval  is
     required.

Investment adviser

Each  portfolio  retains  the  investment  management  firm  of  Scudder  Kemper
Investments, Inc., the ("Adviser"), Two International Place, Boston, MA, to manage each portfolio's daily investment and business affairs subject to the policies established by the fund's Board. The Adviser actively manages each portfolio's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities. Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide. It is one of the ten largest mutual fund companies in the U.S., managing more than $280 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

Government Securities Portfolio

The Adviser has contractually agreed to maintain the total annualized expenses of the portfolio at no more than 0.25% of the average daily net assets of the portfolio through July 31, 2000. As a result, the Adviser received an investment management fee of 0.xx% of the portfolio's average daily net assets on an annual basis for the fiscal year ended March 31, 1999.

Treasury  Portfolio

The Adviser has contractually agreed to maintain the total annualized expenses of the portfolio at no more than 0.25% of the average daily net assets of the portfolio through July 31, 2000. As a result, the Adviser received an investment management fee of 0.xx% of the portfolio's average daily net assets on an annual basis for the fiscal year ended March 31, 1999.

Portfolio management

The following investment professionals are associated with the portfolios as indicated:

Government Securities Portfolio and Treasury Portfolio

Name & Title              Joined the       Background
                          Portfolio
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.                 Mr.  Rachwalski  joined the  Adviser in
Lead Manager                             1973 as a money market  specialist  and
                                         began his  investment  career at that
                                         time. He has been responsible for the
                                         trading and  portfolio  management of
                                         money market portfolios since 1974.
------------------------------------------------------------------------------
Jerri I. Cohen                           Ms.  Cohen  joined the  Adviser in 1981
Manager                                  as  an   accountant   and   began   her
                                         investment  career  in  1992 as a money
                                         market trader.

Year 2000 Readiness

Like other mutual portfolios and financial and business organizations worldwide, the portfolios could be adversely affected if computer systems on which a portfolio relies, which primarily include those used by the investment manager, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the portfolios' business and operations. The investment manager has commenced a review of the Year 2000 Issue as it may affect the portfolios and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by a portfolio or on global markets or economies generally.

Financial highlights

The financial highlights table for each portfolio intended to help you understand financial performance for the periods indicated. The total return figures show what an investor would have earned (or lost) on an investment in a portfolio assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose report, along with financial statements, is included in each annual report, which is available upon request (see back cover).

--------------------------------------------------------------------------------
                         GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

To Be Updated

--------------------------------------------------------------------------------
                               TREASURY PORTFOLIO
--------------------------------------------------------------------------------

To Be Updated

Buying shares

Shares of each portfolio may be purchased at net asset value, with no sales charge through selected financial services firms, such as broker-dealers and banks. Investors must indicate the portfolio in which they wish to invest.

Each portfolio seeks to be as fully invested as possible at all times in order to achieve maximum income. Since the portfolios will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), each Portfolio has adopted procedures for the convenience of its shareholders and to ensure that it receives investable funds.

Orders for purchase of shares received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to the 1:00 p.m. Central time net asset value determination, otherwise such shares will receive the dividend for the next calendar day if effected at 3:00 p.m. Central time. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Central time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day when the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.

If payment is wired in Federal Funds, the payment should be directed to United Missouri Bank of Kansas City, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to the appropriate portfolio bank account (Treasury Portfolio 43:98-7036-760-2; Government Securities Portfolio 44:98-0120-0321-1).

Selling and exchanging shares

Upon receipt by the shareholder service agent, Kemper Service Company, of a request in the form described below, shares of a portfolio will be redeemed at the next determined net asset value. If processed at 3:00 p.m. Central time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

Shareholders should contact the financial services firm through which shares were purchased for redemption instructions. Any shareholder may request that a portfolio redeem his or her shares. When shares are held for the account of a shareholder by the portfolios' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, P.O. Box 419153, Kansas City, Missouri 64141-6153.

An exchange of shares entails the sale of fund shares and subsequent purchase of shares of another Kemper Fund.

Share certificates

When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Distributions

The portfolios' dividends are declared daily and distributed monthly to shareholders. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

[Income dividends and capital gain dividends, if any, of a portfolio will be credited to shareholder accounts in full and fractional shares of the same portfolio at net asset value, except that, upon written request to Kemper Services Company, the Shareholder Service Agent, a shareholder may choose to receive income and capital gain dividends in cash.]

A shareholder may choose to receive distributions in cash or have them reinvested in additional shares of a portfolio. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholders' account. Distributions are generally taxable whether received in cash or reinvested. Exchanges among other mutual funds are also taxable events.

Taxes

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

Each portfolio sends detailed tax information about the amount and type of its distributions by January 31 of the following year.

Each portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

[You may be subject to state, local and foreign taxes on portfolio distributions and dispositions of portfolio shares. You should consult your tax advisor regarding the particular tax consequences of an investment in a portfolio.]

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of the fund on each day the New York Stock Exchange is open for trading, at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Central time.

Each portfolio seeks to maintain a net asset value of $1.00 per share and values its portfolio instruments at amortized cost. Calculations are made to compare the value of the fund's investments, valued at amortized cost, with market-based values. In order to value its investments at amortized cost, the fund purchases only securities with a maturity of 12 months or less and maintains a dollar-weighted average portfolio maturity of 90 days or less. In addition, the fund limits its portfolio investments to securities that meet the quality and diversification requirements of federal law.

The net asset value per share is the value of one share and is determined by dividing the value of the portfolio's total net assets, less all liabilities, by the number of shares outstanding.

Processing time

All requests to buy and sell shares that are received in good order by the portfolios' transfer agent by the close of regular trading on the New York Stock Exchange are executed at the net asset value per share calculated at the close of trading that day (subject to any applicable sales load or contingent deferred sales charge). Orders received by dealers or other financial services firms prior to the determination of net asset value and received by the portfolios' transfer agent prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Payment for shares you sell will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request. If you have share certificates, these must accompany your order in proper form for transfer. When you place an order to sell shares for which a portfolio may not yet have received good payment (i.e., purchases by check), a portfolio may delay transmittal of the proceeds until it has determined that collected funds have been received for the purchase of such shares. This may be up to 10 days from receipt by a portfolio of the purchase amount. If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the portfolio may be subject to a contingent deferred sales charge as explained in prospectus.

Signature guarantees

A signature guarantee is required unless you sell $50,000 or less worth of shares and the proceeds are payable to the shareholder of record at the address of record. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The portfolios will normally send you the proceeds within one business day following your request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

The portfolios and their transfer agent each reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, each portfolio may temporarily suspend the offering of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested.

Any purchases that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the portfolios.

Minimum balances

The minimum initial investment for each portfolio is $1 million but such minimum amount may be changed at any time in management's discretion. Subsequent investments may be made in any amount. Firms offering portfolio shares may set higher minimums for accounts they service and may change such minimums at their discretion.

Because of the high cost of maintaining small accounts, each portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the portfolio redeems that shareholder account.

Third party transactions

If you buy and sell shares of a portfolio through a financial services firm, such as a broker-dealer or bank (other than the portfolios' transfer agent), that firm may charge a fee for that service. This prospectus should be read in connection with such firms' material regarding their fees and services.

Redemption-in-kind

The portfolios reserve the right to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities ("redemption in kind"). These securities will be chosen by the portfolio and valued as they are for purposes of computing the portfolio's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Additional information about the portfolios may be found in the Statement of Additional Information and in shareholder reports. Shareholder inquiries may be made by calling the toll-free telephone number listed below. The Statement of Additional Information contains more detailed information on portfolio investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the portfolios' performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other portfolio documents may be obtained without charge from your financial adviser, the Securities and Exchange Commission and the principal underwriter:

By phone:                  call Kemper at 1-800-231-8568.

In person and by mail:     Public Reference Section
                           Securities and Exchange Commission
                           Judiciary Plaza
                           450 Fifth Street, N.W.
                           Washington, DC  20549
                           (Call 1-800-SEC-0330)
                           (a duplication fee is charged)

By internet:               http://www.sec.gov

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).
Investment Company Act file numbers:
Investors Cash Trust                     811-6103


Printed with SOYINK Printed on recycled paper xx-xx-xx
(codes)

                              INVESTORS CASH TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 1999

                         Government Securities Portfolio
                               Treasury Portfolio


               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-231-8568




     This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Investors Cash Trust (the "Fund") dated August 1, 1999. The prospectus may be obtained without charge from the Fund, and is also available along with other related materials on the SEC's Internet web site (http://www.sec.gov).



                                  ------------

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----


                  Investment Restrictions..............................       1

                  Investment Policies and Techniques...................       2


                  Investment Manager and Shareholder Services..........       3

                  Portfolio Transactions...............................       6

                  Purchase and Redemption of Shares....................       7


                  Dividends, Taxes and Net Asset Value.................      10


                  Performance..........................................      12

                  Officers and Trustees................................      14

                  Special Features.....................................      17

                  Shareholder Rights...................................      18


The financial statements appearing in the Fund's 1999 Annual Report to Shareholders are incorporated herein by reference. The Fund's Annual Report accompanies this Statement of Additional Information.

INVESTMENT RESTRICTIONS

The Fund has adopted for the Government Securities Portfolio and Treasury Portfolio certain investment restrictions which cannot be changed for a Portfolio without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the Portfolio's shares present at a meeting where more than 50% of the outstanding shares of the Portfolio are present in person or by proxy; or (b) more than 50% of the Portfolio's outstanding shares. Except as otherwise noted, the portfolio's investment objective and other policies may be changed by the portfolio's Board of Trustees, without a vote of shareholders.

The Fund has elected to be classified as a diversified open-end investment fund.

As a matter of fundamental policy, each Portfolio may not:

1. borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

2.   issue senior  securities,  except as permitted under the Investment Company
     Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3. concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

4. engage in the business of underwriting securities issued by others, except to the extent that a Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

5. purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that a Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities;

6.   purchase   physical   commodities   or   contracts   relating  to  physical
     commodities; or

7. make loans, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The following policies are non-fundamental, and may be changed or eliminated for each Portfolio by its Board without a vote of the Portfolio's shareholders:

Each of the Government Securities Portfolio and the Treasury Portfolio may not:

1. make short sales of securities , or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; or

2.   write, purchase, or sell puts, calls or combinations thereof.

The Government Securities Portfolio may not:

1. Purchase any securities other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements of such obligations, except in connection with a master/feeder fund structure. However, if the Fund implements a master/feeder fund structure, shareholder approval is required.

The Treasury Portfolio may not:

(1) Purchase any securities other than obligations issued by the U.S. Government and repurchase agreements of such obligations, except in connection with a master/feeder fund structure. However, if the Fund implements a master/feeder fund structure, shareholder approval is required

INVESTMENT POLICIES AND TECHNIQUES

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Portfolio may engage or a financial instrument which the Portfolio may purchase are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing a Portfolio's assets. The Adviser may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Portfolio, but, to the extent employed, could, from time to time, have a material impact on the Portfolio's performance.

The portfolios described in this Statement of Additional seek to provide maximum current income consistent with the stability of capital. Each portfolio is managed to maintain a net asset value of $1.00 per share.

Each portfolio is designed primarily for state and local governments and related agencies, school districts and other tax-exempt organizations to invest the proceeds of tax-exempt bonds and working capital.

Government Securities Portfolio. The Government Securities Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements of such obligations. All securities purchased mature in 12 months or less. Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank; and others have an additional line of credit with the U.S. Treasury, such as those issued by the Federal National Mortgage Association and Farm Credit System. Also, as to securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. The Portfolio's investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities currently are limited to those issued or guaranteed by the following entities: Federal Land Bank, Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Government National Mortgage Association and Export-Import Credit Bank. The foregoing list of acceptable entities is subject to change by action of the Fund's Board of Trustees; however, the Fund will provide written notice to shareholders at least sixty
(60) days before any purchase by the Portfolio of obligations issued or guaranteed by an entity not named above.

Treasury Portfolio. The Treasury Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued by the U.S. Government and related repurchase agreements. All securities purchased mature in 12 months or less. The payment of principal and interest on the securities in the Fund's portfolio is backed by the full faith and credit of the U.S. Government. See below for information regarding repurchase agreements.

There can be no assurance that each of the Portfolio's objective can be met.

Repurchase agreements are instruments under which a Portfolio acquires ownership of a U.S. Government security from a broker-dealer or bank that agrees to repurchase the U.S. Government security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. Currently, a Portfolio will only enter into repurchase agreements with primary U.S. Government securities dealers recognized by the Federal

Reserve Bank of New York that have been approved pursuant to procedures adopted by the Board of Trustees of the Fund. A Portfolio will not purchase illiquid securities including repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of a Portfolio's net assets valued at the time of the transaction would be invested in such securities.

A Portfolio may invest in U.S. Government securities having rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Each Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.


INVESTMENT MANAGER AND SHAREHOLDER SERVICES


Investment Manager. Scudder Kemper Investments, Inc., 345 Park Avenue, New York, New York, is the Fund's investment manager. The Adviser is approximately 70% owned by Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. The balance of Scudder Kemper is owned by Scudder Kemper's officers and employees. Pursuant to an investment management agreement, the Adviser acts as the Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The Fund pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value and maintaining all accounting records related thereto, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Fund and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. The Fund's expenses generally are allocated between the Portfolios on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular Portfolio are charged to that Portfolio.


The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.


The investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by (a) a majority vote of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, cast in person at a meeting called for such purpose, and (b) by the shareholders of each Portfolio or the Board of Trustees. If continuation is not approved for a Portfolio, the investment management agreement nevertheless may continue in effect for any Portfolio for which it is approved and the Adviser may continue to serve as investment manager for the Portfolio for which it is not approved to the extent permitted by the Investment Company Act of 1940. It may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares, and will terminate automatically upon assignment.

Responsibility for overall management of each Portfolio rests with the Fund's Board of Trustees and officers. Professional investment supervision is provided by Scudder Kemper. The investment management agreements provide that Scudder Kemper shall act as each Portfolio's investment adviser, manage its investments and provide it with various services and facilities.

On December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), formed a new global investment organization by combining Scudder with Zurich Kemper Investments, Inc. ("ZKI") and Zurich Kemper Value Advisors, Inc. ("ZKVA"), former subsidiaries of Zurich and the former investment manager for each Portfolio. Upon completion of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in the Adviser) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

Upon consummation of this transaction, each Portfolio's existing investment management agreement with the Adviser was deemed to have been assigned and, therefore, terminated. The Board has approved new investment management agreements (the "Agreements") with the Adviser, which are substantially identical to the current investment management agreements, except for the dates of execution and termination. The Agreements became effective on September 7, 1998, upon the termination of the then current investment management agreements, and were approved at a shareholder meeting held in December 1998.

The Agreements, each dated September 7, 1998, were approved by the Trustees of the Fund on August 11, 1998. The Agreements will continue in effect until September 30, 1999 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Trustees or of a majority of the outstanding voting securities of the Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

                                 [To Be Updated]

For  services  and  facilities  furnished,  the Fund pays a  monthly  investment management fee of 1/12 of .15% of average daily net assets of the Government Securities and Treasury Portfolios. The Adviser has agreed to reimburse the Fund to the extent required by applicable state expense limitations should all operating expenses of the Fund, including the investment management fee of the Adviser but excluding taxes, interest, extraordinary expenses and brokerage commissions or transaction costs, exceed the applicable state expense limitations. Currently, there are no state expense limitations in effect. The investment management fee is computed based on the combined average daily net assets of all Portfolios and allocated between the Portfolios based upon the relative net asset levels. Pursuant to the investment management agreement, the Fund incurred investment management fees for the Government Securities Portfolio of $ ,$342,000 and $320,000 for the fiscal years ended March 31, 1999, 1998 and 1997, respectively. The Fund incurred investment management fees of $______, $91,000 and $122,000 for the Treasury Portfolio for the fiscal years ended March 31, 1999, 1998 and 1997 , respectively. The Adviser has agreed to temporarily waive its management fee and absorb or pay Portfolio operating expenses to the extent that they exceed 0.25% of average daily net assets of a Portfolio on an annual basis. For this purpose, "Portfolio operating expenses" do not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. Upon notice to the Fund, the Adviser may terminate these arrangements with respect to a Portfolio at any time. During the fiscal years ended March 31, 1999, 1998, 1997 , the Adviser waived or absorbed $_______, $294,000 and
$150,000 , respectively, of the Government Securities Portfolio's operating expenses. During the fiscal years ended March 31, 1999, 1998 and

1997, the Adviser waived or absorbed $______, $81,000 and $98,000, respectively, of the Treasury Portfolio's operating expenses.


Certain trustees or officers of the Fund are also directors or officers of the Adviser and its affiliates as indicated under "Officers and Trustees."


Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share of the Fund and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Fund; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Underwriter. Pursuant to an underwriting agreement, Kemper Distributors, Inc. ("KDI" ), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Adviser, serves as the principal underwriter of the continuous offering of the Fund's shares. The Underwriter receives no compensation from the Fund as principal underwriter and pays all expenses of distribution of the Fund's shares under the underwriting agreement not otherwise paid by dealers or other financial services firms.

Administrator. Pursuant to an administrative services agreement ("administrative agreement"), KDI bears all of its expenses of providing services pursuant to the administrative agreement between KDI and each Portfolio, including the payment of service fees. The Administrator also serves as administrator to the Fund to provide information and services for shareholders. The administrative agreement provides that the Administrator shall appoint various firms to provide administrative services for their customers or clients who are shareholders of the Fund. The firms are to provide such office space and equipment, telephone facilities and personnel as are necessary or appropriate for providing information and services to Fund shareholders. For its services, the Fund pays the Administrator an annual administrative services fee, payable monthly, of 0.10% of average daily net assets of each Portfolio.

The Administrator has related services agreements with various firms to provide administrative services for Fund shareholders. Such services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, providing automatic investment in Portfolio shares of client account balances, answering routine inquiries regarding the Fund, assisting clients in changing account options, designations and addresses, and such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. The Administrator also has services agreements with banking firms to provide the above listed services, except for certain distribution services that the banks may be prohibited from providing, for their clients who wish to invest in the Fund. The Administrator also may provide some of the above services for the Fund. The Administrator normally pays the firms a monthly service fee at an annual rate that ranges between 0.05% and 0.10% of average net assets of those Fund accounts that it maintains and services. The Administrator may elect to keep a portion of the total administration fee to compensate itself for functions performed for the Fund. During the fiscal years ended March 31, 1999, 1998 and 1997 , the Government Securities Portfolio incurred administrative services fees of $_______, $228,000 and $213,000 , respectively, and the Administrator (or the Adviser as predecessor to the Administrator) paid $_______, $114,000 and $106,000, respectively, as service fees to firms, including $___, $0 and $0 , respectively, paid to firms then affiliated with the Administrator, and the Treasury Portfolio incurred administrative services fees of $______, $60,000 and $81,000, respectively, and the Administrator (or the Adviser as predecessor to the Administrator) paid $______, $31,000 and $41,000 , respectively, as service fees to firms, including $___, $0 and $0, respectively, paid to firms then affiliated with the Administrator.

Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Fund. State Street attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, is the transfer agent of the Fund. Pursuant to a services agreement with IFTC, Kemper Service Company, an affiliate of the Adviser, serves as "Shareholder Service Agent." IFTC receives, as transfer agent, and pays to the Shareholder Service Agent annual account fees of a maximum of $13 per year per account plus out-of-pocket expense reimbursement. During the fiscal year ended March 31, 1999 and 1998, IFTC remitted shareholder service fees in the amount of $______ and $26,000, respectively, to the Shareholder Service Agent.

Independent Auditors and Reports To Shareholders. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


Legal Counsel. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois, 60601, serves as legal counsel for the Fund.

PORTFOLIO TRANSACTIONS

Brokerage

Allocation of brokerage is supervised by the Adviser.


The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker-dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through its familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker-dealers who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities: the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction solely on account of the receipt of research, market or statistical information. In effecting transactions solely on account of the receipt of research, market or statistical information. The Adviser may place orders with a broker-dealer on the basis that the broker-dealer has or has not sold shares of a Portfolio. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.


In selecting among firms believed to meet the criteria for handling a particular transaction, the Adviser may give consideration to those firms that have sold or are selling shares of a Fund managed by the Adviser.

To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through Scudder Investor Services, Inc. ("SIS"), a corporation registered as a broker-dealer and a subsidiary of the Adviser. SIS will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Fund for this service.


Although certain research, market and statistical information from broker-dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker-dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

The Trustees review, from time to time, whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.


A Fund's average portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders, when distributed. Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet a Fund's objective.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Fund for such purchases. During the last three fiscal years the Fund paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES


Purchase of Shares


Shares of a Portfolio are sold at their net asset value next determined after an order and payment are received in the form described in the prospectus. The minimum initial investment is $1 million but such minimum amount may be changed at any time. The Fund may waive the minimum for purchases by trustees, directors, officers or employees of the Fund or the Adviser and its affiliates. An investor wishing to open an account should use the Account Application available from the Fund or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Redemption of Shares

General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of a Portfolio will be redeemed by the Fund at the next determined net asset value. If processed at 3:00 p.m. Chicago time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

If shares of a Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Fund may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. Shareholders may not use ACH or Redemption Checks until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will pay the redemption price in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares of a Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder of record.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Fund may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Because of the high cost of maintaining small accounts, the Fund reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the Fund redeems the shareholder account.

Financial services firms provide varying arrangements for their clients to redeem Fund shares. Such firms may independently establish and charge amounts to their clients for such services.

Regular Redemptions. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, P.O. Box 419153, Kansas City, Missouri 64141-6153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-231-8568. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 11:00 a.m. Chicago time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Fund reserves the right to terminate or modify this privilege at any time.

Redemptions By Draft. Upon request, shareholders will be provided with drafts to be drawn on the Fund ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than

$5 million. Shareholders should not write Redemption Checks in an amount less than $250 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Fund receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from the Fund or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Fund reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Fund. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Fund.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on the Fund's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificated form. The Fund reserves the right to terminate or modify this privilege at any time.

The Fund may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Fund shares in excess of the value of a Fund account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.


DIVIDENDS, TAXES AND NET ASSET VALUE

Dividends. Dividends are declared daily and paid monthly. Shareholders will receive cash dividends unless they elect to receive dividends in additional shares. For cash dividends, checks will be mailed or proceeds wired within five business days after the reinvestment date described below. For dividends paid in additional shares, dividends will be reinvested monthly in shares of the same Portfolio normally on the first day of each month, if a business day, otherwise on the next business day. The Fund will pay shareholders who redeem their entire accounts all unpaid dividends at the time of redemption not later than the next dividend payment date.


Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, net investment income consists of (a) accrued interest income plus or minus amortized discount or premium, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses. Expenses of the Fund are accrued each day. Since each Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of a Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.


Dividends  are  paid in cash  monthly  and  shareholders  will  receive  monthly
confirmation   of  dividends  and  of  purchase  and  redemption   transactions.
Shareholders may select one of the following ways to receive dividends:

1. Receive Dividends in Cash. Checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent. Dividends will be received in cash unless the shareholder elects to have them reinvested.

2. Reinvest Dividends at net asset value into additional shares of the same Portfolio if so requested. Dividends are reinvested on the 1st day of each month if a business day, otherwise on the next business day.

The Fund reinvests dividend checks (and future dividends) in shares of the Fund if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

Taxes. Each Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to Federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Dividends from a Portfolio do not qualify for the dividends received deduction available to corporate shareholders.

If for any taxable year a Portfolio does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction, in the case of corporate shareholders.

Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for federal income tax purposes. The Fund may adjust its schedule for dividend reinvestment for the month of December to assist it in complying with reporting and minimum distribution requirements contained in the Code.

The Code restricts the ability to invest tax-exempt bond proceeds at yields materially higher than the yield on the issue. Tax advisers should be consulted before investing tax-exempt bond proceeds in a Portfolio.

Portfolio dividends that are derived from interest on direct obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. In other states, arguments can be made that such distributions should be exempt from state and local taxes based on federal law, 31 U.S.C. Section 3124, and the U.S. Supreme Court's interpretation of that provision in AMERICAN BANK AND TRUST CO. v. DALLAS COUNTY, 463 U.S. 855 (1983). The Fund currently intends to advise shareholders of the proportion of its dividends that consists of such interest. Shareholders should consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Each Portfolio is required by law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirements.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.


Net Asset Value. As described in the prospectus, each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. Calculations are made to compare the value of a Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Portfolio's $1.00 per share net asset value, or if there were any other deviation which the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they held their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

PERFORMANCE


From time to time, the Fund may advertise several types of performance information for a Portfolio, including "yield" and "effective yield." Each of these figures is based upon historical earnings and is not representative of the future performance of a Portfolio. The yield of a Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

The historical performance calculation for a Portfolio may be shown in the form of "yield" and "effective yield." These various measures of performance are described below. The Adviser temporarily has agreed to absorb certain operating expenses of each Portfolio to the extent specified in the prospectus. Without this expense absorption, the performance results noted herein for the Government Securities and Treasury Portfolios would have been lower.

Each Portfolio's seven-day yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for each Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations. For the period ended March 31, 1999, the Government Securities Portfolio's seven-day yield was ____% and the Treasury Portfolio's seven-day yield was ____%.

Each Portfolio's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day base period return +1)365/7 - 1. Each Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1. For the period ended March 31, 1999, the Government Securities Portfolio's seven-day effective yield was ____% and the Treasury Portfolio's seven-day effective yield was ____%.

Each Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of a Portfolio with that of its competitors. Past performance cannot be a guarantee of future results.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Rerpresentative. The Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

Each Portfolio's yield will fluctuate. Shares of the Fund are not insured. Additional information concerning a Portfolio's performance appears in this Statement of Additional Information.

The performance of a Portfolio may be compared to that of other mutual funds tracked by Lipper, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. A Portfolio's performance also may be compared to other money market funds reported by IBC Financial Data, Inc. Money Fund Report(R) or Money Market Insight(R) ("IBC Financial Data, Inc."), reporting services on money market funds. As reported by IBC Financial Data, Inc., all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results would be effective annual yields assuming reinvestment of dividends. In addition, investors may want to compare the Fund's performance to the Consumer Price Index, either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.


IBC Financial Data, Inc. and Lipper reported the following results for the Portfolios.


                                 [To Be Updated]


              IBC FINANCIAL DATA, INC.                                 LIPPER ANALYTICAL SERVICES, INC.
                                                                       These results are not annualized

                                                                                                              Lipper
                                          IBC Financial                                                     Institutional
                                           Data, Inc.                                 Lipper                    U.S.
                                          Money Fund                               Institutional              Treasury
                                          Averages(TM)                                 U.S.                   Money
               Government                 Government                  Government    Government                Market
                Securities   Treasury     Institutional               Securities   Money Market   Treasury    Funds
Period           Portfolio   Portfolio       Only         Period       Portfolio   Funds Average  Portfolio  Average
------           ---------   ---------       ----         ------       ---------   -------------  ---------   -------


7 days ended        5.31%       5.25%       5.19%      1 month             .45%        .44%          .44%       .43%
3/31/99                                                ended 3/31/98
1 month ended       5.34        5.20         5.15      3 months           1.33        1.29          1.30       1.26
3/31/99                                                ended 3/31/98


BANK RATE MONITOR(TM), N. Palm Beach, Florida 33408, a financial reporting service which each week publishes average rates of bank and thrift institution money market deposit accounts and interest bearing checking accounts, reported the following results for the BANK RATE MONITOR National Index(TM), which is compared to the seven day annualized yield of the Portfolios:


                                 [To Be Updated]

                                                        BANK RATE MONITOR
                                                          National Index(TM)

                             Money Market Deposit     Interest Bearing         Government
                               Accounts               Checking Accounts        Securities         Treasury
             Date             (stated rate)             (stated rate)          Portfolio         Portfolio
             ----             -------------             -------------          ---------         ---------


        April 1, 1999


The rates published by the BANK RATE MONITOR National Index(TM) are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 of the leading bank and thrift institutions in the ten largest Consolidated Metropolitan Statistical Areas. Account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited checking while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Bank products represent an alternative income producing product. Bank and thrift institution account deposits may be insured. Shareholder accounts in the Fund are not insured. Bank passbook savings accounts share some liquidity features with money market mutual fund accounts but they may not offer all the features available from a money market mutual fund, such as checkwriting. Bank passbook savings accounts normally offer a fixed rate of interest, while the yield of each Portfolio fluctuates. Bank checking accounts normally do not pay interest but share some liquidity features with money market mutual fund accounts (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity normally will be subject to a penalty. In contrast, shares of the Fund are redeemable at the net asset value next determined (normally $1.00 per share) after a request is received, without charge.

Investors also may want to compare a Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. Each Portfolio's yield will fluctuate. Also, while each Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so.


                                 [To Be Updated]


OFFICERS AND TRUSTEES

The officers and trustees of the Fund, their birth dates, their principal occupations and their affiliations, if any, with the Adviser and Underwriter, are listed below. All persons named as trustees also serve in similar capacities for other funds advised by the Adviser.



LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.

DONALD L.  DUNAWAY  (3/8/37),  Trustee,  7515  Pelican  Bay  Boulevard,  Naples,
Florida; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).


ROBERT B. HOFFMAN (12/11/36), Trustee, 800 North Lindbergh Boulevard, St. Louis, Missouri; Retired; formerly, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations FMC Corporation (manufacturer of machinery and chemicals).


DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice; Director; Bethlehem Steel Corp.

DANIEL PIERCE (3/18/34), Chairman and Trustee*, Two International Place, Boston, Massachusetts; Managing Director, Adviser; Director, Fiduciary Trust Company and Fiduciary Company Incorporated.


WILLIAM P. SOMMERS (7/22/33), Trustee, 24717 Harbour View Drive, Ponte Vedro Beach, Florida; Consultant and Director, SRI International (research and development); formerly, President and Chief Executive Officer, SRI International prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm) ; Director, PSI, Inc., Evergreen Solar, Inc. and Litton Industries.




MARK S. CASADY (9/21/60), President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.


PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Adviser.

THOMAS W. LITTAUER  (4/26/55),  Vice President and Trustee*,  Two  International
Place, Boston, Massachusetts; Managing Director, Adviser; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.


ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

ROBERT C. PECK, JR. (10/1/46), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Adviser; formerly, Executive Vice President and Chief Investment Officer with an unaffiliated investment management firm from 1988 to June 1997.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Adviser.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Adviser.

BRENDA LYONS ( ), Assistant Treasurer*, Two International Place, Boston, Massachusetts Senior Vice President, Adviser.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser; formerly, Associate, Dechert Price & Rhoads (law firm), from 1989 to 1997.

MAUREEN  E. KANE  (2/14/62),  Assistant  Secretary*,  Two  International  Place,
Boston, Massachusetts; Vice President, Adviser; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).




* Interested persons as defined in the Investment Company Act of 1940.


The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Fund's fiscal year ended March 31, 1999 except that the information in the last column is for calendar year 1998.

                                 [To Be Updated]


                                                                                          Total
                                                      Aggregate                     Compensation From
                                                    Compensation                   Kemper Fund Complex
                  Name Of Trustee                     From Fund                     Paid To Trustees(2)
                  ---------------                     ---------                     -------------------


Lewis A. Burnham................................
Donald L. Dunaway(1)............................
Robert B. Hoffman...............................
Donald R. Jones.................................
Shirley D. Peterson.............................
William P. Sommers..............................

--------------------



(1) Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Fund. Deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds--Zurich Money Market Fund. Total deferred fees and interest accrued for the latest and all prior fiscal years are $14,700 for Mr. Dunaway from Investors Cash Trust.


(2) Includes compensation for service on the Boards of 25 Kemper funds with 43 fund portfolios. Each trustee currently serves as trustee of 26 Kemper Funds with 48 fund portfolios. Total compensation does not reflect amounts paid by Adviser to the trustees for meetings regarding the combination of Scudder and ZKI. Such amounts totaled $25,400, $21,900, $17,300, $20,800,
     $24,200 and $21,900 for Messrs. Burnham, Dunaway, Hoffman, Jones, Peterson and Sommers, respectively.



On July 1, 1999, the trustees and officers as a group owned less than 1% of the outstanding shares of each Portfolio. No person owned of record 5% or more of the outstanding shares of the Treasury Portfolio and Government Securities Portfolio except the entities indicated in the chart below.

                                 [To Be Updated]


Name And Address                                              % Owned                       Portfolio
----------------                                              -------                       ---------

Upper Gwynedd Township**                                       12.08         Treasury

                                       16

Name And Address                                              % Owned                       Portfolio
----------------                                              -------                       ---------

C/o Invest Financial Corporation
2701 N. Rocky Point Drive
Tampa, FL 33607

First of America -- Michigan*                                  17.81         Treasury
P.O. Box 4042
Kalamazoo, MI 49003

Walker County*                                                  6.60         Treasury
C/o Funds Management Group, Inc.
5005 Woodway
Houston, TX 77056

Angelina County**.                                             15.09         Treasury
P.O. Box 908
Lufkin, TX 75902

Erath County**                                                  9.77         Treasury
C/o Funds Management Group, Inc.
5005 Woodway
Houston, TX 77056

Federal Rural Electric Ins. Co.**                               5.18         Treasury
C/o Everen Securities
77 W. Wacker Dr.
Chicago, IL 60601

City of El Campo**                                              5.06         Treasury
C/o Funds Management Group, Inc.
5005 Woodway
Houston, TX 77056

Lamb County**                                                   6.98         Treasury
C/o Funds Management Group, Inc.
5005 Woodway
Houston, TX 77056

Pecos County**                                                  5.59         Government Securities
C/o Funds Management Group, Inc.
5005 Woodway
Houston, TX 77056

Asset Preservation, Inc.**                                     14.28         Government Securities
C/o Everen Securities
77 W. Wacker Dr.
Chicago, IL 60601

--------------------

*    Record and beneficial owner.

**   Beneficial owner.

SPECIAL FEATURES


Exchange Privilege. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Strategic Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Short-Term U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value Series, Inc., Kemper Value Plus Growth Fund, Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund, Kemper Aggressive Growth Fund, Kemper Global/International Series, Inc., Kemper U.S. Growth and Income Fund, Kemper-Dreman Financial Services Fund, Kemper Value Fund, Kemper Classic Growth Fund and Kemper Global Discovery Fund ("Kemper Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Zurich Yieldwise Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Kemper Fund in excess of $1,000,000 (except Kemper Cash Reserves Fund), acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). Effective June 1, 1999, in addition to the current limits on exchanges of shares with a value over $1,000,000, shares of a Kemper fund with a value of $1,000,000 or less (except Kemper Cash Reserves
Fund) acquired by exchange from another Kemper fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the investment manager's judgement, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Kemper fund and therefore may be subject to the 15-day hold policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with the Underwriter with respect to such Funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.


The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from firms or the Underwriter. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

Effective June 1, 1999, in addition to the current limits on exchanges of shares with a value over $1,000,000, shares of a Kemper fund with a value of $1,000,000 or less (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the investment manager's judgement, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Kemper fund and therefore may be subject to the 15-day hold policy.


SHAREHOLDER RIGHTS


The Fund is an open-end, diversified management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Fund may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Fund's shares are not currently divided into classes. While only shares of the "Government Securities Portfolio" and "Treasury Portfolio" are presently being offered, the Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Fund offers multiple Portfolios, it is known as a "series company." Shares of each Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio subject to any preferences, rights or privileges of any classes of shares within the Portfolio. Generally each class of shares issued by a particular Portfolio would differ as to the allocation of certain expenses of the Portfolio such as distribution and administrative expenses, permitting, among other things, different levels of services or methods of distribution among various classes. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Fund is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Fund, shareholders may remove trustees. Shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the Investment Company Act of 1940, such as for the election of trustees, or when the Board of Trustees determines that voting by class is appropriate.


The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders, who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Fund, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund (or any Portfolio or class) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Adviser remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.

                              INVESTORS CASH TRUST

                            PART C. OTHER INFORMATION

   Item 23.      Exhibits.
   --------      ---------

                    (a)           (1)       Amended and Restated Agreement and Declaration of Trust, dated March 9,
                                            1990, incorporated by reference to Post-Effective Amendment No. 7 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on July
                                            28, 1995.

                                  (2)       Written Instrument Amending Agreement and Declaration of Trust, dated August
                                            14, 1990, incorporated by reference to Post-Effective Amendment No. 7 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on July
                                            28, 1995.

                                  (3)       Written Instrument Amending Agreement and Declaration of Trust, dated
                                            September 19, 1990, incorporated by reference to Post-Effective Amendment
                                            No. 7 to the Registrant's Registration Statement on Form N-1A; filed with the SEC on July 28, 1995

                    (b)                     By-laws, incorporated by reference to Post-Effective Amendment No. 7 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on July
                                            28, 1995.

                    (c)                     Text of Share Certificate, incorporated by reference to Post-Effective
                                            Amendment No. 7 to the Registrant's Registration Statement on Form N-1A;
                                            filed with the SEC on July 28, 1995.

                    (d)                     Investment Management Agreement, dated September 7, 1998; filed herein.

                    (e)           (1)       Underwriting and Distribution Services Agreement between the Registrant and
                                            Kemper Distributors, Inc., dated August 1, 1998; filed herein.

                                  (2)       Underwriting and Distribution Services Agreement between the Registrant and
                                            Kemper Distributors, Inc., dated September 7, 1998; filed herein.

                                  (3)       Form of Selling Group Agreement, incorporated by reference to Post-Effective
                                            Amendment No. 7 to the Registrant's Registration Statement on Form N-1A;
                                            filed with the SEC on July 28, 1995.

                    (f)                     Inapplicable.

                    (g)                     Custody Agreement between the Registrant, on behalf of Government Securities
                                            Portfolio and Treasury Portfolio, and State Street Bank and Trust Company,
                                            dated April 19,1999; filed herein.

                    (h)           (1)       Agency Agreement, dated September 21, 1990, incorporated by reference to
                                            Post-Effective Amendment No. 7 to the Registrant's Registration Statement on
                                            Form N-1A; filed with the SEC on July 28, 1995.

                                 Part C - Page 2

                                  (2)       Supplement to Agency Agreement, dated April 1, 1991, incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration
                                            Statement on Form N-1A; filed with the SEC on July 28, 1995.

                                  (3)       Supplement to Agency Agreement, dated October 1, 1992, incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration
                                            Statement on Form N-1A; filed with the SEC on July 28, 1995.

                                  (4)       Supplement to Agency Agreement, dated April 1, 1995, incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration
                                            Statement on Form N-1A; filed with the SEC on July 26, 1996.

                                  (5)       Administration and Shareholder Services Agreement, dated October 1, 1991, incorporated by reference to Post-Effective Amendment No. 7 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on July
                                            28, 1995.

                                  (6)       Amendment to Administration and Shareholder Services Agreement, dated
                                            December 1, 1993, incorporated by reference to Post-Effective Amendment No.
                                            7 to the Registrant's Registration Statement on Form N-1A; filed with the
                                            SEC on July 28, 1995.

                                  (7)       Assignment and Assumption Agreement, dated February 1, 1995, incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration
                                            Statement on Form N-1A; filed with the SEC on July 28, 1995.

                                  (8)       Fund Accounting Services Agreements, each dated December 31, 1997, on behalf of Government Securities Portfolio and Treasury Portfolio, respectively, incorporated by reference to Post-Effective Amendment No. 10 to the
                                            Registrant's Registration Statement on Form N-1A; filed with the SEC on July
                                            28, 1998.

                    (i)                     Opinion and Consent of Counsel; to be filed by amendment.

                    (j)                     Report and Consent of Independent Auditors; to be filed by amendment.

                    (k)                     Inapplicable

                    (l)                     Inapplicable

                    (m)                     Inapplicable

                    (n)                     Financial Data Schedule; to be filed by amendment.

                    (o)                     Inapplicable

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

                                 Part C - Page 3

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 26.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**

                                 Part C - Page 4

                           Member, Group Executive Board, Zurich Financial Services, Inc.##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO and Member, Group Executive Board, Zurich Financial Services, Inc.##
                           CEO/Branch Offices, Zurich Life Insurance Company##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY

                                 Part C - Page 5

         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Kemper  Distributors,   Inc.  acts  as  principal  underwriter  of  the
         Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Thomas W. Littauer                Director, Chief Executive Officer       Trustee and Vice President

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Vice President
                                           Officer and Vice President

         James J. McGovern                 Chief Financial Officer and Vice        None
                                           President

         Linda J. Wondrack                 Vice President and Chief Compliance     Vice President
                                           Officer

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Vice President                          None

         Robert A. Rudell                  Vice President                          None

         William M. Thomas                 Vice President                          None

         Todd N. Gierke                    Assistant Treasurer                     None

         Philip J. Collora                 Assistant Secretary                     Vice President and Secretary

         Paul J. Elmlinger                 Assistant Secretary                     None

                                 Part C - Page 6

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         Diane E. Ratekin                  Assistant Secretary                     None

         Daniel Pierce                     Director, Chairman                      Trustee

         Mark S. Casady                    Director, Vice Chairman                 President

         Stephen R. Beckwith               Director                                None

         (c)      Not applicable

Item 28.          Location of Accounts and Records
--------          --------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 or, in the case of records concerning transfer agency functions, at the offices of State Street Bank and Trust Company and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                 Part C - Page 7

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 12th day of May, 1999.

                                                INVESTORS CASH TRUST



                                                By  /s/Mark S. Casady
                                                    ----------------------------
                                                    Mark S. Casady
                                                    President


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below on May 12, 1999, on behalf of the following persons in the capacities indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ Daniel Pierce                                                                        May 12, 1999
--------------------------------------
Daniel Pierce*                              Chairman and Trustee


/s/ Lewis A. Burnham                                                                     May 12, 1999
--------------------------------------
Lewis A. Burnham*                           Trustee


/s/ Donald L. Dunaway                                                                    May 12, 1999
--------------------------------------
Donald L. Dunaway*                          Trustee


/s/ Robert B. Hoffman                                                                    May 12, 1999
--------------------------------------
Robert B. Hoffman*                          Trustee


/s/ Donald R. Jones                                                                      May 12, 1999
--------------------------------------
Donald R. Jones*                            Trustee

                                                                                         May 12, 1999
/s/Thomas W. Littauer
--------------------------------------
Thomas W. Littauer                          Trustee


/s/  Shirley D. Peterson                                                                 May 12, 1999
--------------------------------------
Shirley D. Peterson*                        Trustee


/s/  William P. Sommers                                                                  May 12, 1999
--------------------------------------
William P. Sommers*                         Trustee


                                                                                         May 12, 1999

/s/John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and
                                            Accounting Officer)


*By:     /s/Philip J. Collora
         -----------------------------
         Philip J. Collora**

         **  Philip J. Collora signs this document
             pursuant to powers of attorney
             contained in  Post-Effective
             Amendment No. 10 to the Registration
             Statement, filed on July 28, 1998.

                                                              File No. 33-34645
                                                              File No. 811-6103

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 11
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 13

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                              INVESTORS CASH TRUST

                              INVESTORS CASH TRUST

                                  EXHIBIT INDEX



                                 Exhibit 23 (d)

                                Exhibit 23 (e)(1)

                                Exhibit 23 (e)(2)

                                 Exhibit 23 (g)